STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The following table sets forth the Company’s paid or accrued stock compensation expense to its officers, directors, employees and contractors.
Securities
		Stock	Non-Vested	Underlying
	Stock	Options	Stock	Non-Vested
	Awards	Awards	Awards	Stock	Total
Year ended December 31, 2014	$-	$-	$-	-	$-
Year ended December 31, 2015	$-	$-	$-	-	$-
Year ended December 31, 2016	$-	$-	$-	2,808,359	$-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A Summary of the status of the Company’s option grants as of December 31, 2016 and 2015 and the changes during the periods then ended is presented below:

			Weighted
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
		Exercise	Term	Intrinsic
	Shares	Price	(in Years)	Value
Outstanding December 31, 2014	8,200,000	$0	7.0	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding December 31, 2015	8,200,000	$-	6.0	$-
Granted	2,808,259	$0.12	5.0	-
Exercised	(8,200,000)	$0.00001	4.0	-
Forfeited	-	-	-	-
Outstanding December 31, 2016	2,808,359	$-	5.0	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average fair value at the grant date for options during the years ended December 31, 2016 and 2015 was estimated using the Black-Scholes option valuation model with the following inputs:

Average expected life in years	5
Average risk-free interest rate	5.00%
Average volatility	100%
Dividend yield	0%

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
A summary of the status of the Company’s vested and non-vested option grants at December 31, 2016 and the weighted average grant date fair value is presented below:

		Weighted Average
		Grant Date	Weighted Average
		Fair Value per	Grant Date
	Shares	Share	Fair Value
Vested	2,808,359	$0.12	$73,435
Non-vested	-	0.00	$0
Total	2,808,359	$0.12	$73,435

Schedule of Share-based Compensation, Activity [Table Text Block]
The following table reflects a summary of Common Stock warrants outstanding and warrant activity during 2016 and 2015:

		Weighted	Weighted Average
	Number of	Average Exercise	Term
	warrants	Price	(Years)
Warrants outstanding at December 31, 2014	-	-	-
Granted during the year	7,946,210	0.0818	4.55
Exercised during the year	-	-	-
Forfeited during the year	-	-	-
Warrants outstanding at December 31, 2015	7,946,210	-	-
Granted during the year	12,645,476	$0.0818	4.55
Exercised during the year	-	-	-
Forfeited during the year	-	-	-
Warrants outstanding at December 31, 2016	20,591,686	$0.0818	4.55

Schedule of Class of Warrant or Right, Expire in Fiscal Year [Table Text Block]	The Common stock warrants expire in the years ended December 31 as follows:
Year	Amount
2016	-
2017	-
2018	-
2019	-
2020	7,946,210
2021	12,645,476
20,591,686

Stock Compensation Plan [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company estimates the fair value of stock-based payments using the Black-Scholes pricing model with the following inputs:

Average expected life in years	5.0
Average risk-free interest rate	5.0%
Average volatility	100%
Dividend yield	0%